Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Acquisitions and Dispositions
NOTE 3 — ACQUISITIONS AND DISPOSITION
S
During 2022, we paid $224 million to acquire nonhospital health care entities (noncontrolling interests of $72 million were recorded). During 2021, we paid $67 million to acquire two hospital facilities, one in southern Georgia and one in Tennessee, $594 million to acquire a network of urgent care centers in Florida and $114 million to acquire other nonhospital health care entities (noncontrolling interests of $117 million were recorded). We also paid $330 million and assumed certain liabilities to acquire an 80% interest (noncontrolling interests of $100 million were recorded) in a venture providing post-acute care services (home health and hospice). During 2020, we paid $568 million to acquire a hospital in New Hampshire and other nonhospital health care entities. Purchase price amounts have been allocated to the related assets acquired and liabilities assumed based upon their respective fair values. The purchase price paid in excess of the fair value of identifiable net assets of these acquired entities aggregated $262 million, $1.002 billion and $279 million in 2022, 2021 and 2020, respectively. The consolidated financial statements include the accounts and operations of the acquired entities subsequent to the respective acquisition dates. The pro forma effects of these acquired entities on our results of operations for periods prior to the respective acquisition dates were not significant.

During 2022, we received proceeds of $326 million and recognized a pretax gain of $274 million ($200 million after tax) related to sales of real estate and other health care entity investments. We also received proceeds of $911 million and recognized a pretax gain of $1.027 billion ($527 million after tax and amounts attributable to noncontrolling interests) related to the sale of a controlling interest in a subsidiary of our group purchasing organization. During 2021, we received proceeds of $1.502 billion and recognized a pretax gain of $1.226 billion ($920 million after tax) related to the sales of five hospital facilities in Georgia, comprised of three facilities from our northern Georgia market and two facilities from our southern Georgia market. We also received proceeds of $658 million and recognized a pretax gain of $394 million ($294 million after tax) related to sales of other health care entity investments and real estate. During 2020, we received proceeds of $68 million and recognized a pretax loss of $7 million ($9 million after tax) related to the sale of a hospital facility from our Mississippi market and sales of real estate and other investments.